Related-Party Transactions - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Amortisation of intangible assets	R$ 15,055	R$ 12,235
Confidentiality and NonCompete Agreement [Member]
Disclosure of subsidiaries [line items]
Amortisation of intangible assets	1,201	536
Buildings [member]
Disclosure of subsidiaries [line items]
Purchases of property and other assets related party transaction	39,346	44,244
Rent Paid	13,086
Fundo de Investimento Essencial [Member]
Disclosure of subsidiaries [line items]
Investments	3,414	3,766
Natura Cosmticos SA [Member]
Disclosure of subsidiaries [line items]
Reimbursement of transaction cost of acquisition	148,274
Donations associated with maintenance	R$ 692
Percentage of corresponding net income	0.50%
Donations associated with sale	R$ 35,000	R$ 23,000